Transactions with related parties - Omnibus Agreement - Vessel acquisitions from our Sponsor (Details) $ in Thousands				3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 21, 2015 USD ($)	Sep. 25, 2014	Jun. 23, 2014	Apr. 12, 2016	Jul. 20, 2015 shares	Dec. 31, 2015 USD ($) shares	Dec. 21, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Number Of Vessels Dropped Down						1		2
Preferential deemed dividend						$ 0		$ 88,122	$ 0
Principal amount due						35,000		0
Proceeds from Issuance of Long-term Debt						133,333		590,000	$ 214,085
Subsequent Event | Amended Omnibus Agreement | Legal right to acquire Sponsor's interests
Related Party Transaction [Line Items]
Percentage of ownership in entity				49.00%
LNG Carrier Capacity				172,000
Number Of Vessels				5
Vessel Type				ARC7 LNG carrier
$200 Million Term Loan Facility
Related Party Transaction [Line Items]
Proceeds from Issuance of Long-term Debt							$ 133,333
Debt instrument, remaining borrowing capacity						$ 66,700
Series A Preferred Units
Related Party Transaction [Line Items]
Issuance of preferred units | shares					3,000,000	3,000,000
Preferred stock dividend rate percentage						9.00%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due						$ 35,000		0
Credit facility amount drawn down						$ 0		0
Dynagas Holding Ltd | Legal right to acquire Sponsor's interests
Related Party Transaction [Line Items]
Number Of Vessels						4
Arctic Aurora and Yenisei River
Related Party Transaction [Line Items]
Consideration for vessel and related time charter								492,500
Arctic Aurora and Yenisei River | Dynagas Holding Ltd
Related Party Transaction [Line Items]
Preferential deemed dividend								$ 88,122
Arctic Aurora
Related Party Transaction [Line Items]
Percentage of ownership in entity			100.00%
LNG Carrier Year Built						2013
LNG Carrier Capacity						155,000
Yenisei River
Related Party Transaction [Line Items]
Percentage of ownership in entity		100.00%
LNG Carrier Year Built						2013
LNG Carrier Capacity						155,000
Lena River
Related Party Transaction [Line Items]
Percentage of ownership in entity	100.00%
LNG Carrier Year Built						2013
LNG Carrier Capacity						155,000
Consideration for vessel and related time charter							240,000
Lena River | $200 Million Term Loan Facility
Related Party Transaction [Line Items]
Proceeds from Issuance of Long-term Debt							$ 126,300
Lena River | Series A Preferred Units
Related Party Transaction [Line Items]
Issuance of preferred units | shares							3,000,000
Preferred stock dividend rate percentage							9.00%
Lena River | Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due	$ 35,000						$ 35,000
Payment obligation settlement period							180 days